Madison Funds
Supplement dated June 7, 2016
This Supplement amends the Prospectus of the Madison Funds dated February 29, 2016, as amended May 20, 2016, May 24, 2016, and June 1, 2016, and the Summary Prospectus for the Mid Cap Fund dated February 29, 2016 as amended June 1, 2016.

Madison Funds Prospectus | Madison Mid Cap Fund
Fees and Expenses:
Shareholder Fees - Madison Funds Prospectus - Madison Mid Cap Fund - USD ($)	Madison Mid Cap Fund, Class A	Madison Mid Cap Fund, Class B		Madison Mid Cap Fund, Class Y	Madison Mid Cap Fund, Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.50%	[1]	none	none
Redemption Fee	none	none		none	none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Annual Fund Operating Expenses - Madison Funds Prospectus - Madison Mid Cap Fund	Madison Mid Cap Fund, Class A	Madison Mid Cap Fund, Class B	Madison Mid Cap Fund, Class Y		Madison Mid Cap Fund, Class R6
Management Fees (as a percentage of Assets)	0.75%	0.75%	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		none
Other Expenses (as a percentage of Assets):	0.40%	0.40%	0.23%	[1]	0.02%
Expenses (as a percentage of Assets)	1.40%	2.15%	0.98%		0.77%
[1]	Effective June 1, 2016, the service fee has been permanently reduced on the Class Y shares from 0.40% to 0.23%.